Note 10 - Other Income (Details Textual) $ in Thousands, R in Millions		1 Months Ended	11 Months Ended	12 Months Ended
	Mar. 06, 2019	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2017
Statement Line Items [Line Items]
Government grants, export incentive on gold		2.50%	10.00%			3.50%
Income from pension benefits fund surplus pay-out				R 3.6	$ 250
Blanket Mine [member]
Statement Line Items [Line Items]
Gross, gold, price per kilogram	44,000
Gross, gold, price per ounce	1,368.58